Agreement to acquire OCI Global's methanol business -Schedule of pro forma information (Details) - OCI Global Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue	$ 4,057,844
Net Income	$ 171,751